Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2020
Nature Of Operations And Going Concern
Nature of Operations and Going Concern

Canagold Resources Ltd. (formerly, Canarc Resource Corp.) (the “Company”), a company incorporated under the laws of British Columbia on January 22, 1987, is in the mineral exploration business and has not yet determined whether its mineral property interests contain reserves. The recoverability of amounts capitalized for mineral property interests is dependent upon the existence of reserves in its mineral property interests, the ability of the Company to arrange appropriate financing and receive necessary permitting for the exploration and development of its mineral property interests, and upon future profitable production or proceeds from the disposition thereof. The address of the Company’s registered office is #910 – 800 West Pender Street, Vancouver, BC, Canada, V6C 2V6 and its principal place of business is #810 – 625 Howe Street, Vancouver, BC, Canada, V6C 2T6.

Effective December 8, 2020, the Company changed its name from Canarc Resource Corp. to Canagold Resources Ltd. and consolidated its share capital on the basis of five pre consolidation common shares for one post share consolidation share. All share references presented in these consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

The Company has no operating revenues, has incurred a significant net loss of $1.7 million in 2020 (2019 - $1.0 million and 2018 - $1.1 million) and has a deficit of $49.3 million as at December 31, 2020 (2019 – $47.6 million and 2018 - $46.7 million). In addition, the Company has negative cash flows from operations. These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and repayment of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent on the ability of the Company to raise debt or equity financings, and the attainment of profitable operations. Management continues to find opportunities to raise the necessary capital to meet its planned business objectives and continues to seek financing opportunities. There can be no assurance that management’s plans will be successful. These matters indicate the existence of material uncertainties that cast substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.